Securities and Exchange Commission
                             Washington, D.C. 20549
                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


1. Name and address of issuer:


          Morgan Stanley Dean Witter, Inc.
          Harborside Financial Center, Plaza 2
          7th Floor
          Jersey City, NJ 07311


2.   Name of each series or class of funds for which this notice is filed:


          Dean Witter Select Equity Trust
          Select Equity Trust Utility Stock Series 2


3. Investment Company Act File Number:


          811-5065


     Securities Act File Number:


          33-14376


4(a). Last day of fiscal year for which this notice is filed:


          August 11, 2004

4(b). Check box if this notice is being filed late (i.e., more than 90 days after the end of the issuer's fiscal year).

                                                                [X]



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        Note: if the Form is being filed more than 90 days after
        the end of the issuer's fiscal year, interest must be paid on the registration fee due.


4(c).   Check box if this is the last time the issuer will be filing this Form.

                                                                 [X]

5. Calculation of registration fee:

   (i). Aggregate sale price of secur-
        ities sold during the fiscal year
        pursuant to section 24(f):                                $66,271.54



  (ii). Aggregate price of securities redeemed or repurchased
        during the fiscal year:                                $9,137,682.73



 (iii). Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable
        to the Commission:                                               $0


  (iv). Total available redemption credits
        [add Items 5(ii) and 5(iii)]:                           $9,137,682.73


   (v). Net sales -- if Item 5(i) is greater than Item 5(iv)
        [subtract Item 5(iv) from Item 5(i)]:                            $0


  (vi). Redemption credits available for use
        in future years if Item 5(i) is
        less than Item 5(iv) [subtract Item
        5(iv) from Item 5(i)]:                                           $0


 (vii). Multiplier for determining registration
        fee (See Instruction C.8):                                 x.00011770


(viii). Registration fee due [multiply Item 5(v)
        by Item 5(vii)] (enter "0" if
        no fee is due):                                                 =$0


6.  N/A


7.  Interest due -- if this Form is being
    filed more than 90 days after the end
    of the issuer's fiscal year
    (see instruction D):                                                 +$0



8.  Total of the amount of the registration fee
    due plus any interest due [line 5(viii)
    plus line 7]:                                                         $0


9. Date of registration fee and any interest payment was sent to the Commission's lockbox depository:



    Method of Delivery:
                    [   ]   Wire Transfer

                    [   ]   Mail or other means




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                                   SIGNATURES


This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.


                                        By:   Michael Browne
                                              Michael Browne
                                              First Vice President



Date:  February 24, 2005